Non-controlling Interests and Redeemable non-controlling Interest	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Non-controlling Interests and Redeemable non-controlling Interest	-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2019	2018
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$(55,963)	$(103,150)
Non-controlling interests - redeemable tax equity partnership units	(9,006)	(7,545)
Other net earnings attributable to:
Non-controlling interests	2,553	2,174
	$(62,416)	$(108,521)
Redeemable non-controlling interest, held by related party	16,482	2,622
Net effect of non-controlling interests	$(45,934)	$(105,899)

The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(s).
The terms of the arrangement refer to the tax rate in effect when the benefits are delivered. As such, the U.S. federal corporate tax rate of 35% was used to calculate HLBV as at December 31, 2017. The reduced U.S. federal corporate tax rate of 21% and other certain measures included in the Tax Act effective January 1, 2018 were reflected in the calculation of HLBV in 2018. The changes accelerated HLBV income from future years to the first quarter of 2018 in the amount of $55,900.
Non-controlling interests
As of December 31, 2019, non-controlling interests of $457,834 (2018 - $519,896) include partnership units held by tax equity investors in certain U.S. wind power and solar generating facilities of $457,000 (2018 - 519,100) and other non-controlling interests of $834 (2018 - $796). Contributions from tax equity investors of $15,250 were received for the Great Bay Solar I Facility in 2018 (note 3(g)).
Non-controlling interest held by related party
Non-controlling interest was issued to AYES Canada in May 2019 for $96,752 (note 8(b)). The balance as of December 31, 2019 was $73,707.
Redeemable non-controlling interests
Non-controlling interests in subsidiaries that are redeemable upon the occurrence of uncertain events not solely within APUC’s control are classified as temporary equity on the consolidated balance sheets. If the redemption is probable or currently redeemable, the Company records the instruments at their redemption value. Redemption is not considered probable as of December 31, 2019. Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2019	2018	2019	2018
Opening balance	$307,622	$—	$33,364	$41,553
Net effect from operations	16,482	2,622	(9,006)	(7,545)
Contributions, net of costs	—	305,000	3,403	—
Dividends and distributions declared	(18,241)	—	(1,848)	(644)
Closing balance	$305,863	$307,622	$25,913	$33,364
During 2019, contributions from tax equity partnership investors of $3,403 were received for the Turquoise Solar Facility (note 3(b)). During 2018, contributions of $305,000 were received from AAGES B.V. for a preference share of AY Holdings (note 8(a)).